Net operating costs (excluding items disclosed separately) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Operating Costs Excluding Items Shown Separately [Abstract]
Raw materials, consumables, repairs and maintenance	$ 13,201	$ 12,115	$ 12,019
Amortisation of intangible assets	312	138	124
Depreciation of property, plant and equipment	6,265	5,780	5,210
Employment costs	7,605	7,055	6,636
Shipping and other freight costs	2,751	2,942	2,781
Decrease in finished goods and work in progress	1,807	2,407	1,152
Royalties	2,952	2,938	3,135
Amounts charged by equity accounted units	1,029	875	1,163
Net foreign exchange losses/(gains)	171	(193)	(47)
Provisions (including exchange differences on provisions)	998	398	1,491
Research and development	524	398	245
Other external costs	6,441	5,037	5,295
Costs included above capitalised or shown on a separate line item	(1,312)	(1,203)	(1,331)
Other operating income	(960)	(942)	(821)
Net operating costs (excluding items disclosed separately)	41,784	37,745	37,052
Tariff costs	1,059	0
Short life leases	269	217	269
Variable lease components	84	46	40
Operating costs capitalised	1,036	923	1,007
Exploration and evaluation costs	192	220	247
Research and development costs within operating costs	84	60	77
Decarbonisation spend	430	306	234
Operating decarbonisation spend included in net operating costs (excluding items disclosed separately	$ 374	$ 253	$ 182